INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payables (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current
Trade creditors	$ 78,721,093	$ 87,073,151
Taxes	5,847,258	3,283,856
Miscellaneous	218,877	1,285,145
Trade and other payable	89,408,430	96,432,604
Non current
Trade creditors		4,785,300
Trade creditors - Joint ventures and associates	51,650,942	43,696,426
Trade and other payables	51,650,942	48,481,726
Shareholders and other related parties
Current
Trade payable, related party	805,903	286,172
Parent company
Current
Trade payable, related party		878,874
Joint ventures and associates
Current
Trade payable, related party	$ 3,815,299	$ 3,625,406